GuidePath Tactical Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 71.1%	Shares	Value
Airlines - 0.8%
United Airlines Holdings, Inc. (a)	68,132	$5,425,351

Biotechnology - 5.5%
Regeneron Pharmaceuticals, Inc.	25,542	13,409,550
United Therapeutics Corp. (a)	83,715	24,055,505
		37,465,055

Building Products - 1.0%
Builders FirstSource, Inc. (a)	57,300	6,686,337

Consumer Finance - 1.4%
Synchrony Financial	147,482	9,842,949

Consumer Staples Distribution & Retail - 3.2%
Sprouts Farmers Market, Inc. (a)	134,742	22,183,923

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	558,220	16,154,887

Electric Utilities - 6.8%
NRG Energy, Inc.	119,180	19,137,924
OGE Energy Corp.	70,355	3,122,355
Vistra Corp.	127,964	24,800,703
		47,060,982

Food Products - 3.9%
Ingredion, Inc.	117,004	15,868,083
Pilgrim's Pride Corp.	239,337	10,765,378
		26,633,461

Household Durables - 6.1%
DR Horton, Inc.	113,229	14,597,483
PulteGroup, Inc.	155,686	16,418,645
Taylor Morrison Home Corp. (a)	174,985	10,747,579
		41,763,707

Household Products - 2.8%
Procter & Gamble Co.	120,169	19,145,325

Insurance - 11.5%
Aflac, Inc.	224,072	23,630,633
Arch Capital Group Ltd.	171,382	15,604,331
Everest Group Ltd.	47,050	15,989,943
Hartford Insurance Group, Inc.	188,337	23,894,315
		79,119,222

Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A	94,463	16,647,215
Meta Platforms, Inc. - Class A	33,781	24,933,418
		41,580,633

Machinery - 1.8%
Snap-on, Inc.	39,450	12,276,051

Metals & Mining - 1.8%
Steel Dynamics, Inc.	97,349	12,461,646

Oil, Gas & Consumable Fuels - 0.9%
CNX Resources Corp. (a)(b)	192,144	6,471,410

Semiconductors & Semiconductor Equipment - 5.4%
NVIDIA Corp.	168,757	26,661,918
QUALCOMM, Inc.	65,173	10,379,452
		37,041,370

Software - 5.6%
Docusign, Inc. (a)	116,590	9,081,195
Microsoft Corp.	58,457	29,077,096
		38,158,291

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	140,589	28,844,645
TOTAL COMMON STOCKS (Cost $392,031,206)		488,315,245

INVESTMENT COMPANIES - 19.0%	Shares	Value
Domestic Equity Funds - 19.0%
iShares Core S&P 500 ETF	210,044	130,416,319
TOTAL INVESTMENT COMPANIES (Cost $126,684,787)		130,416,319

SHORT-TERM INVESTMENTS - 10.2%		Value
Investments Purchased with Proceeds from Securities Lending - 0.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	2,440,772	2,440,772

Money Market Funds - 9.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (c)	67,837,247	67,837,247
TOTAL SHORT-TERM INVESTMENTS (Cost $70,278,019)		70,278,019

TOTAL INVESTMENTS - 100.3% (Cost $588,994,012)		689,009,583
Liabilities in Excess of Other Assets - (0.3)%		(1,799,353)
TOTAL NET ASSETS - 100.0%		$687,210,230
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $2,382,759.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.